SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following table presents revenue by reportable segment:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Revenue:
Angi Inc.	$1,467,925	$1,326,205	$1,132,241
Dotdash	213,753	167,594	130,991
Search	613,274	742,184	823,950
Emerging & Other	469,759	274,107	286,586
Inter-segment eliminations	(175)	(110)	(249)
Total	$2,764,536	$2,509,980	$2,373,519
The following table presents the revenue of the Company's segments disaggregated by type of service:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Angi Inc.
Marketplace:
Consumer connection revenue (a)	$1,054,660	$913,533	$704,341
Service professional membership subscription revenue	50,975	63,872	66,214
Other revenue	25,685	15,263	3,940
Total Marketplace revenue	1,131,320	992,668	774,495
Advertising and other revenue (b)	264,108	257,224	287,676
Total North America revenue	1,395,428	1,249,892	1,062,171
Consumer connection revenue (c)	57,692	59,611	50,913
Service professional membership subscription revenue	13,091	14,231	17,362
Advertising and other revenue	1,714	2,471	1,795
Total Europe revenue	72,497	76,313	70,070
Total Angi Inc. revenue	$1,467,925	$1,326,205	$1,132,241

(a) Includes fees paid by service professionals for consumer matches and revenue from pre-priced jobs sourced through the HomeAdvisor and Handy platforms.
(b) Includes Angi revenue from service professionals under contract for advertising and Angi membership subscription fees from consumers, as well as revenue from mHelpDesk, HomeStars, and Felix. Felix was sold on December 31, 2018 and its revenue for the year ended December 31, 2018 was $36.9 million.

(c) Includes fees paid by service professionals for consumer matches.

Dotdash
Display advertising revenue	$137,455	$126,350	$103,704
Performance marketing revenue	76,298	41,244	27,287
Total Dotdash revenue	$213,753	$167,594	$130,991

Search
Advertising revenue:
Google advertising revenue	$506,077	$678,438	$770,494
Non-Google advertising revenue	90,286	47,583	31,975
Total advertising revenue	596,363	726,021	802,469
Other revenue	16,911	16,163	21,481
Total Search revenue	$613,274	$742,184	$823,950

Emerging & Other
Subscription revenue	$303,482	$194,362	$102,592
Marketplace revenue	138,726	38,950	19,665
Advertising revenue:
Non-Google advertising revenue	16,236	23,372	64,319
Google advertising revenue	3,130	4,486	14,393
Total advertising revenue	19,366	27,858	78,712
Service revenue	4,410	3,881	22,142
Media production and distribution revenue	3,585	8,897	61,717
Other revenue	190	159	1,758
Total Emerging & Other revenue	$469,759	$274,107	$286,586

Schedule of Revenue by Geographic Areas
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Revenue:
United States	$2,309,504	$1,997,662	$1,871,092
All other countries	455,032	512,318	502,427
Total	$2,764,536	$2,509,980	$2,373,519

Schedule of Long-lived Assets by Geographic Areas

	December 31,
	2020	2019
	(In thousands)
Long-lived assets (excluding goodwill, intangible assets and ROU assets):
United States	$263,620	$294,667
All other countries	11,310	7,750
Total	$274,930	$302,417

Schedule of Reconciliation of Adjusted EBITDA to Operating Income (Loss)
The following tables present operating income (loss) and Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Operating (loss) income:
Angi Inc.	$(6,368)	$38,645	$63,906
Dotdash	50,241	29,021	18,778
Search	(248,711)	122,347	151,425
Emerging & Other	(70,896)	(21,790)	(26,627)
Corporate	(261,929)	(162,489)	(132,208)
Total	$(537,663)	$5,734	$75,274

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Adjusted EBITDA:(d)
Angi Inc.	$172,804	$202,297	$247,506
Dotdash	$66,206	$39,601	$21,384
Search	$51,344	$124,163	$182,905
Emerging & Other	$(37,699)	$(28,368)	$(14,889)
Corporate	$(147,433)	$(88,465)	$(73,972)
_______________________________________________________________________________
(d) The Company's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets, if applicable, and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between the Company's performance and that of its competitors. The above items are excluded from the Company's Adjusted EBITDA measure because these items are non-cash in nature. Adjusted EBITDA has certain limitations because it excludes the impact of these expenses.
The following tables reconcile operating (loss) income for the Company's reportable segments and net earnings attributable to IAC shareholders to Adjusted EBITDA:

	Year Ended December 31, 2020
	Operating (Loss) Income	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Goodwill Impairment	Adjusted EBITDA
	(In thousands)
Angi Inc.	$(6,368)	$83,649	$52,621	$42,902	$—	$—	$172,804
Dotdash	50,241	$—	$1,794	$14,171	$—	$—	$66,206
Search	(248,711)	$—	$2,709	$32,200	$—	$265,146	$51,344
Emerging & Other	(70,896)	$100	$2,449	$37,566	$(6,918)	$—	$(37,699)
Corporate	(261,929)	$105,246	$9,250	$—	$—	$—	$(147,433)
Total	(537,663)
Interest expense	(16,166)
Unrealized gain on investment in MGM Resorts International	840,550
Other expense, net	(42,561)
Earnings before income taxes	244,160
Income tax benefit	45,707
Net earnings from continuing operations	289,867
Loss from discontinued operations	(21,281)
Net earnings	268,586
Net loss attributable to noncontrolling interests	1,140
Net earnings attributable to IAC shareholders	$269,726

	Year Ended December 31, 2019
	Operating Income (Loss)	Stock-based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Arrangements	Goodwill Impairment	Adjusted EBITDA
	(In thousands)
Angi Inc.	$38,645	$68,255	$39,915	$55,482	$—	$—	$202,297
Dotdash	29,021	$—	$974	$9,606	$—	$—	$39,601
Search	122,347	$—	$1,816	$—	$—	$—	$124,163
Emerging & Other	(21,790)	$—	$715	$9,127	$(19,738)	$3,318	$(28,368)
Corporate	(162,489)	$61,973	$12,051	$—	$—	$—	$(88,465)
Total	5,734
Interest expense	(11,904)
Other income, net	40,487
Earnings before income taxes	34,317
Income tax benefit	47,349
Net earnings from continuing operations	81,666
Loss from discontinued operations	(49,483)
Net earnings	32,183
Net earnings attributable to noncontrolling interests	(9,288)
Net earnings attributable to IAC shareholders	$22,895

	Year Ended December 31, 2018
	Operating Income (Loss)	Stock-Based Compensation Expense	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Adjusted EBITDA
	(In thousands)
Angi Inc.	$63,906	$97,078	$24,310	$62,212	$—	$247,506
Dotdash	18,778	$—	$969	$1,637	$—	$21,384
Search	151,425	$—	$3,311	$28,169	$—	$182,905
Emerging & Other	(26,627)	$919	$969	$8,714	$1,136	$(14,889)
Corporate	(132,208)	$46,602	$11,634	$—	$—	$(73,972)
Total	75,274
Interest expense	(13,059)
Other income, net	282,732
Earnings before income taxes	344,947
Income tax provision	(22,617)
Net earnings from continuing operations	322,330
Loss from discontinued operations	(29,959)
Net earnings	292,371
Net earnings attributable to noncontrolling interests	(45,599)
Net earnings attributable to IAC shareholders	$246,772

Schedule of Capital Expenditures by Segment
The following table presents capital expenditures by reportable segment:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Capital expenditures:
Angi Inc.	$52,488	$68,804	$46,976
Dotdash	5,445	—	102
Search	47	43	479
Emerging & Other	1,363	387	751
Corporate	1,383	25,863	6,163
Total	$60,726	$95,097	$54,471